11. Subsequent Events (Details Narrative) - USD ($)										1 Months Ended			12 Months Ended
	Sep. 13, 2017	Sep. 09, 2017	Apr. 06, 2017	Apr. 05, 2017	Mar. 14, 2017	Feb. 10, 2017	Feb. 08, 2017	Feb. 07, 2017	Jul. 14, 2013	Mar. 20, 2017	Feb. 13, 2017	Jan. 17, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 22, 2017	Feb. 16, 2016	Oct. 31, 2015	Apr. 30, 2014
Common stock shares issued													111,438,236	66,600,367
Beneficial ownership percentage																		95.00%
Proceeds from common stock									$ 400,000				$ 671,500	$ 1,190,020
Convertible promissory note													$ 641,129	$ 365,350
Original issue discount rate																	18.00%
Restricted Stock [Member]
Common stock shares issued																1,250,000
Subsequent Event [Member]
Common stock shares issued			600,000							750,000		800,000
Common stock share reverse					$ 1,000,000
Common stock shares issued upon conversion			12							15		16
Beneficial ownership percentage					300.00%
Common stock price per share										$ 0.001
Amendment effective date										Mar. 22, 2017
Increase number of authorized shares						350,000,000
Amended and restated Certificate of designation description						As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.
Original issue discount rate					5.00%
Interest rate bears					1.50%
Subsequent Event [Member] | Minimum [Member]
Increase number of authorized shares										140,000,000					140,000,000
Subsequent Event [Member] | Maximum [Member]
Increase number of authorized shares										350,000,000					350,000,000
Subsequent Event [Member] | Tangiers Global, LLC [Member]
Shares issued of common stock upon conversion							34,076
Interest on convertible debt							$ 54,650
Subsequent Event [Member] | Restricted Stock [Member] | Bellridge Capital LP [Member]
Common stock shares issued					200,000
Subsequent Event [Member] | April Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued				300,000
Proceeds from common stock				$ 150,000
Original issue discount in lieu of interest	$ 165,000			$ 10,000
Common stock price per share				$ 0.10
Outstanding balance percenatge				25.00%
Penalty accrue				$ 100
Subsequent Event [Member] | February 2017 Convertible Note [Member]
Common stock price per share								$ 0.08			$ 0.08
Outstanding balance percenatge								25.00%			25.00%
Penalty accrue								$ 100
Convertible promissory note					$ 78,750
Original issue discount rate					5.00%
Interest rate bears					5.00%
Convertible promissory note maturity date					Mar. 14, 2018
Conversion price per share					$ 0.06
Convertible promissory note description					Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice
Reverse stock split					1:15 reverse stock split
Subsequent Event [Member] | February 2017 Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued								200,000			150,000
Proceeds from common stock								$ 100,000			$ 100,000
Original issue discount in lieu of interest	$ 110,000	$ 110,000						$ 10,000			$ 10,000